Valuation Allowance Against Deferred Tax Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Allowances at beginning of year	$ 177.7	$ 150.1	$ 115.5
Benefits reserved current year	43.5	53.7	55.2
Benefits recognized current year	(13.8)	(5.2)	(0.7)
Write-offs and other changes	(0.5)	(0.2)	(3.0)
Translation difference	3.1	(20.7)	(16.9)
Allowances at end of year	$ 210.0	$ 177.7	$ 150.1